(Oppenheimer Rochester Virginia Municipal Fund)
Investment Objective. The Fund seeks a high level of current interest income exempt from federal and Virginia state income taxes for individual investors as is consistent with preservation of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 75 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rochester Virginia Municipal Fund)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Rochester Virginia Municipal Fund)		Class A	Class B	Class C	Class Y
Management Fees		0.55%	0.55%	0.55%	0.55%	[1]
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	[1]
Total Other Expenses		0.40%	0.45%	0.42%	0.45%	[1]
Interest and Fees from Borrowing		0.08%	0.08%	0.08%	0.08%	[1]
Interest and Related Expenses from Inverse Floaters		0.17%	0.17%	0.17%	0.17%	[1]
Other Expenses		0.15%	0.20%	0.17%	0.20%	[1]
Total Annual Fund Operating Expenses		1.20%	2.00%	1.97%	1.00%	[1]
Fee Waiver and Expense Reimbursement	[2]	(0.15%)	(0.20%)	(0.17%)	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.05%	1.80%	1.80%	1.00%	[1]
[1]	Class Y shares were first available July 29, 2011. The expenses for Class Y shares are estimated for the first full fiscal year that they are offered.
[2]	The Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that "Total Annual Fund Operating Expenses," excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rochester Virginia Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	578	826	1,093	1,856
Class B	685	914	1,270	1,931
Class C	285	608	1,057	2,304
Class Y	103	320	555	1,231

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rochester Virginia Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	578	826	1,093	1,856
Class B	185	614	1,070	1,931
Class C	185	608	1,057	2,304
Class Y	103	320	555	1,231

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and Virginia state income tax. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facil ities, or a specific excise tax or other revenue source. The securities in which the Fund invests may also include those of issuers located outside of Virginia, such as U.S. territories, commonwealths and possessions, if the interest on such securities is not subject to federal or Virginia state income tax. These securities are "Virginia municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Virginia taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Virginia. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys must be "investment-grade," which are securities rated in one of the four highest rating categories of a nationally recognized statistical rating organization such as Standard & Poor's, or if unrated, assigned a comparable rating by the investment adviser, OppenheimerFunds, Inc. The Fund also can invest as much as 25% of its total assets (measured at the time of purchase) in below-investment-grade securities (sometimes called "junk bonds"). The Fund's investment adviser internally assigns ratings to unrated securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change.

The Fund also borrows for leverage and invests in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund also can borrow money to purchase additional securities, another form of "leverage". Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of Virginia municipal securities from different issuers that provide high current income, including unrated bonds, that have favorable credit characteristics and that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce th e market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may repay the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Special Risks of Virginia Municipal Securities. Because the Fund invests primarily in Virginia municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the Commonwealth of Virginia and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Budgetary stress on the state or its municipalities, changes in legislation or policy, erosion of the tax base, the effects of natural disasters, or other economic, legislative or political, or social issues may have a significant negative impact on the value of state or local securities.

Special Risks of U.S. Territories, Commonwealths and Possessions. These risks also apply to securities of issuers of U.S. territories, commonwealths or possessions, such as Puerto Rico, Guam, the Northern Mariana Islands and the Virgin Islands. Securities issued by U.S. territories, commonwealths and possessions are considered to be "Virginia municipal securities" in this prospectus.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Non-Diversification. The Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters. The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program with other Oppenheimer funds. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when require d. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floaters because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate bonds of comparable maturity and credit quality. An inverse floater is a derivative instrument, typically created by a trust established by a counterparty, that divides a municipal security into two securities: a short-term floating rate security and a long-term floating rate security which is referred to as an "inverse floater." The inverse floater pays interest at rates that move in the opposite direction of those on the short-term floating rate security. Inverse floaters produce less income when short-term interest rates rise (and may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the floater, any yield advantage is reduced or eliminated. Under certain circumstances a trust may be collapsed and the Fund may be required to repay the principal amount due on the short-term securities or the difference between the liquidation value of the underlying municipal bond and the principal amount due on those securities. Inverse floaters can be more volatile than conventional fixed-rate bonds. They also entail a degree of leverage and certain inverse floaters may require the Fund to provide collateral for payments on the short-term securities or to "unwind" the transaction.

The Fund will not expose more than 20% of its total assets to the effects of leverage from its investments in inverse floaters.

Who Is The Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Virginia state personal income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/RochesterVirginiaMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.42% (3rd qtr 09) and the lowest return was -23.59% (4th qtr 08). For the period from January 1, 2011 through June 30, 2011 the cumulative return before sales charges and taxes was 3.50%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class Y shares is not provided because they were not available as of December 31, 2010.

Average Annual Total Returns (Oppenheimer Rochester Virginia Municipal Fund)	Inception Date	1 Year	Life of Class
Class A	Jul 18, 2006	(3.72%)	(3.08%)
Class A Return After Taxes on Distributions		(3.72%)	(3.08%)
Class A Return After Taxes on Distributions and Sale of Fund Shares		(0.10%)	(1.75%)
Class B	Jul 18, 2006	(4.30%)	(3.14%)
Class C	Jul 18, 2006	(0.62%)	(2.83%)
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.29%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)		1.50%	1.69%	[1]
[1]	From 07/31/06.

(Oppenheimer Rochester Virginia Municipal Fund)
Investment Objective. The Fund seeks a high level of current interest income exempt from federal and Virginia state income taxes for individual investors as is consistent with preservation of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 75 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rochester Virginia Municipal Fund)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Rochester Virginia Municipal Fund)		Class A	Class B	Class C	Class Y
Management Fees		0.55%	0.55%	0.55%	0.55%	[1]
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	[1]
Total Other Expenses		0.40%	0.45%	0.42%	0.45%	[1]
Interest and Fees from Borrowing		0.08%	0.08%	0.08%	0.08%	[1]
Interest and Related Expenses from Inverse Floaters		0.17%	0.17%	0.17%	0.17%	[1]
Other Expenses		0.15%	0.20%	0.17%	0.20%	[1]
Total Annual Fund Operating Expenses		1.20%	2.00%	1.97%	1.00%	[1]
Fee Waiver and Expense Reimbursement	[2]	(0.15%)	(0.20%)	(0.17%)	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.05%	1.80%	1.80%	1.00%	[1]
[1]	Class Y shares were first available July 29, 2011. The expenses for Class Y shares are estimated for the first full fiscal year that they are offered.
[2]	The Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that "Total Annual Fund Operating Expenses," excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rochester Virginia Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	578	826	1,093	1,856
Class B	685	914	1,270	1,931
Class C	285	608	1,057	2,304
Class Y	103	320	555	1,231

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rochester Virginia Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	578	826	1,093	1,856
Class B	185	614	1,070	1,931
Class C	185	608	1,057	2,304
Class Y	103	320	555	1,231

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and Virginia state income tax. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facil ities, or a specific excise tax or other revenue source. The securities in which the Fund invests may also include those of issuers located outside of Virginia, such as U.S. territories, commonwealths and possessions, if the interest on such securities is not subject to federal or Virginia state income tax. These securities are "Virginia municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Virginia taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Virginia. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys must be "investment-grade," which are securities rated in one of the four highest rating categories of a nationally recognized statistical rating organization such as Standard & Poor's, or if unrated, assigned a comparable rating by the investment adviser, OppenheimerFunds, Inc. The Fund also can invest as much as 25% of its total assets (measured at the time of purchase) in below-investment-grade securities (sometimes called "junk bonds"). The Fund's investment adviser internally assigns ratings to unrated securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change.

The Fund also borrows for leverage and invests in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund also can borrow money to purchase additional securities, another form of "leverage". Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of Virginia municipal securities from different issuers that provide high current income, including unrated bonds, that have favorable credit characteristics and that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce th e market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may repay the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Special Risks of Virginia Municipal Securities. Because the Fund invests primarily in Virginia municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the Commonwealth of Virginia and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Budgetary stress on the state or its municipalities, changes in legislation or policy, erosion of the tax base, the effects of natural disasters, or other economic, legislative or political, or social issues may have a significant negative impact on the value of state or local securities.

Special Risks of U.S. Territories, Commonwealths and Possessions. These risks also apply to securities of issuers of U.S. territories, commonwealths or possessions, such as Puerto Rico, Guam, the Northern Mariana Islands and the Virgin Islands. Securities issued by U.S. territories, commonwealths and possessions are considered to be "Virginia municipal securities" in this prospectus.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Non-Diversification. The Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters. The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program with other Oppenheimer funds. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when require d. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floaters because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate bonds of comparable maturity and credit quality. An inverse floater is a derivative instrument, typically created by a trust established by a counterparty, that divides a municipal security into two securities: a short-term floating rate security and a long-term floating rate security which is referred to as an "inverse floater." The inverse floater pays interest at rates that move in the opposite direction of those on the short-term floating rate security. Inverse floaters produce less income when short-term interest rates rise (and may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the floater, any yield advantage is reduced or eliminated. Under certain circumstances a trust may be collapsed and the Fund may be required to repay the principal amount due on the short-term securities or the difference between the liquidation value of the underlying municipal bond and the principal amount due on those securities. Inverse floaters can be more volatile than conventional fixed-rate bonds. They also entail a degree of leverage and certain inverse floaters may require the Fund to provide collateral for payments on the short-term securities or to "unwind" the transaction.

The Fund will not expose more than 20% of its total assets to the effects of leverage from its investments in inverse floaters.

Who Is The Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Virginia state personal income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/RochesterVirginiaMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.42% (3rd qtr 09) and the lowest return was -23.59% (4th qtr 08). For the period from January 1, 2011 through June 30, 2011 the cumulative return before sales charges and taxes was 3.50%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class Y shares is not provided because they were not available as of December 31, 2010.

Average Annual Total Returns (Oppenheimer Rochester Virginia Municipal Fund)	Inception Date	1 Year	Life of Class
Class A	Jul 18, 2006	(3.72%)	(3.08%)
Class A Return After Taxes on Distributions		(3.72%)	(3.08%)
Class A Return After Taxes on Distributions and Sale of Fund Shares		(0.10%)	(1.75%)
Class B	Jul 18, 2006	(4.30%)	(3.14%)
Class C	Jul 18, 2006	(0.62%)	(2.83%)
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.29%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)		1.50%	1.69%	[1]
[1]	From 07/31/06.

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Virginia Municipal Fund))	0 Months Ended
Jul. 29, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Virginia Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.05%
Class B
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.20%
Total Other Expenses	0.45%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and Expense Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.80%
Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.17%
Other Expenses	0.17%
Total Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.97%
Fee Waiver and Expense Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.80%
Class Y
Operating Expenses:
Management Fees	0.55%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Interest and Fees from Borrowing	0.08%	[2]
Interest and Related Expenses from Inverse Floaters	0.17%	[2]
Other Expenses	0.20%	[2]
Total Other Expenses	0.45%	[2]
Total Annual Fund Operating Expenses	1.00%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%	[2]

[1]	The Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that "Total Annual Fund Operating Expenses," excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or withdrawn after one year from the date of this prospectus.
[2]	Class Y shares were first available July 29, 2011. The expenses for Class Y shares are estimated for the first full fiscal year that they are offered.

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Virginia Municipal Fund))	0 Months Ended
Jul. 29, 2011
Class A
Average Annual Return:
1 Year	(3.72%)
Life of Class	(3.08%)
Inception Date	Jul 18, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.72%)
Life of Class	(3.08%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(0.10%)
Life of Class	(1.75%)
Class B
Average Annual Return:
1 Year	(4.30%)
Life of Class	(3.14%)
Inception Date	Jul 18, 2006
Class C
Average Annual Return:
1 Year	(0.62%)
Life of Class	(2.83%)
Inception Date	Jul 18, 2006
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
Life of Class	4.29% [1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
Life of Class	1.69% [1]

[1]	From 07/31/06.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	Oppenheimer Rochester Virginia Municipal Fund
Central Index Key	dei_EntityCentralIndexKey	0001357429
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
(Oppenheimer Rochester Virginia Municipal Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks a high level of current interest income exempt from federal and Virginia state income taxes for individual investors as is consistent with preservation of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 75 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. Under normal market conditions, as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and Virginia state income tax. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facil ities, or a specific excise tax or other revenue source. The securities in which the Fund invests may also include those of issuers located outside of Virginia, such as U.S. territories, commonwealths and possessions, if the interest on such securities is not subject to federal or Virginia state income tax. These securities are "Virginia municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Virginia taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Virginia. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys must be "investment-grade," which are securities rated in one of the four highest rating categories of a nationally recognized statistical rating organization such as Standard & Poor's, or if unrated, assigned a comparable rating by the investment adviser, OppenheimerFunds, Inc. The Fund also can invest as much as 25% of its total assets (measured at the time of purchase) in below-investment-grade securities (sometimes called "junk bonds"). The Fund's investment adviser internally assigns ratings to unrated securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change.

The Fund also borrows for leverage and invests in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund also can borrow money to purchase additional securities, another form of "leverage". Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of Virginia municipal securities from different issuers that provide high current income, including unrated bonds, that have favorable credit characteristics and that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce th e market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may repay the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Special Risks of Virginia Municipal Securities. Because the Fund invests primarily in Virginia municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the Commonwealth of Virginia and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Budgetary stress on the state or its municipalities, changes in legislation or policy, erosion of the tax base, the effects of natural disasters, or other economic, legislative or political, or social issues may have a significant negative impact on the value of state or local securities.

Special Risks of U.S. Territories, Commonwealths and Possessions. These risks also apply to securities of issuers of U.S. territories, commonwealths or possessions, such as Puerto Rico, Guam, the Northern Mariana Islands and the Virgin Islands. Securities issued by U.S. territories, commonwealths and possessions are considered to be "Virginia municipal securities" in this prospectus.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Non-Diversification. The Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters. The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program with other Oppenheimer funds. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when require d. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floaters because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate bonds of comparable maturity and credit quality. An inverse floater is a derivative instrument, typically created by a trust established by a counterparty, that divides a municipal security into two securities: a short-term floating rate security and a long-term floating rate security which is referred to as an "inverse floater." The inverse floater pays interest at rates that move in the opposite direction of those on the short-term floating rate security. Inverse floaters produce less income when short-term interest rates rise (and may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the floater, any yield advantage is reduced or eliminated. Under certain circumstances a trust may be collapsed and the Fund may be required to repay the principal amount due on the short-term securities or the difference between the liquidation value of the underlying municipal bond and the principal amount due on those securities. Inverse floaters can be more volatile than conventional fixed-rate bonds. They also entail a degree of leverage and certain inverse floaters may require the Fund to provide collateral for payments on the short-term securities or to "unwind" the transaction.

The Fund will not expose more than 20% of its total assets to the effects of leverage from its investments in inverse floaters.

Who Is The Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Virginia state personal income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/RochesterVirginiaMunicipalFund

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.225.5677
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress

More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/RochesterVirginiaMunicipalFund

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2007	rr_AnnualReturn2007	(9.06%)
Annual Return 2008	rr_AnnualReturn2008	(36.69%)
Annual Return 2009	rr_AnnualReturn2009	47.09%
Annual Return 2010	rr_AnnualReturn2010	1.08%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.42% (3rd qtr 09) and the lowest return was -23.59% (4th qtr 08). For the period from January 1, 2011 through June 30, 2011 the cumulative return before sales charges and taxes was 3.50%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 23.42% (3rd qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -23.59% (4th qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class Y shares is not provided because they were not available as of December 31, 2010.

(Oppenheimer Rochester Virginia Municipal Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	578
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	826
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	578
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	826
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
1 Year	rr_AverageAnnualReturnYear01	(3.72%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
(Oppenheimer Rochester Virginia Municipal Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.72%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.08%)
(Oppenheimer Rochester Virginia Municipal Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Life of Class	rr_AverageAnnualReturnSinceInception	(1.75%)
(Oppenheimer Rochester Virginia Municipal Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,931
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,070
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,931
1 Year	rr_AverageAnnualReturnYear01	(4.30%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
(Oppenheimer Rochester Virginia Municipal Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,304
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	608
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,304
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
Life of Class	rr_AverageAnnualReturnSinceInception	(2.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2006
(Oppenheimer Rochester Virginia Municipal Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.17%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	320
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	555
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,231
(Oppenheimer Rochester Virginia Municipal Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
Life of Class	rr_AverageAnnualReturnSinceInception	4.29%	[2]
(Oppenheimer Rochester Virginia Municipal Fund) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Life of Class	rr_AverageAnnualReturnSinceInception	1.69%	[2]
[1]	Class Y shares were first available July 29, 2011. The expenses for Class Y shares are estimated for the first full fiscal year that they are offered.
[2]	From 07/31/06.
[3]	The Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that "Total Annual Fund Operating Expenses," excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or withdrawn after one year from the date of this prospectus.